SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts		$ 0		$ 0	$ 0
Stock options	[1]			0
Vested shares outstanding				0	0
Advertising cost		168,780	$ 44,659	$ 129,504	$ 540,474
Unrecognized tax benefits		$ 0		$ 0	$ 0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation calculation method		straight-line method		straight-line method
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimatied useful lives		5 years		3 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimatied useful lives		3 years		5 years
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Stock options				0	0

[1]	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued option.